Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses
Interest and amortisation of debt issue costs	$ (27,823)	$ (28,984)	$ (28,983)
Interest with related parties	(2,224)	(1,587)	(1,560)
Less: amounts capitalised on qualifying assets	611	255	637
Borrowings cancellation costs	(17,575)	0	0
Bank charges and other financial results	(3,721)	(3,220)	(4,443)
Unwinding of long-term liabilities (Note 28)	(2,779)	(2,693)	(2,575)
Financial expenses total	(53,511)	(36,229)	(36,924)
Financial income
Interest received	2,016	2,128	1,269
Financial income total	2,016	2,128	1,269
Foreign exchange gains and losses
Foreign exchange (loss) gain	(2,193)	13,872	(33,474)
Foreign exchange (loss) gain total	(2,193)	13,872	(33,474)
Total Financial results	$ (53,688)	$ (20,229)	$ (69,129)